OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of operating segments

	Year ended December 31, 2022
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$1,926.5	$(248.3)	$1,678.2	$451.5
USA	4,294.7	(460.5)	3,834.2	1,149.5
Solid Waste	6,221.2	(708.8)	5,512.4	1,601.0
Environmental Services(2)	1,343.2	(94.3)	1,248.9	307.4
Corporate	—	—	—	(187.6)
	$7,564.4	$(803.1)	$6,761.3	$1,720.8

	Year ended December 31, 2021(1)
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$1,610.5	$(199.6)	$1,410.9	$411.5
USA	3,387.6	(394.9)	2,992.7	948.6
Solid Waste	4,998.1	(594.5)	4,403.6	1,360.1
Environmental Services(2)	813.3	(80.3)	733.0	186.9
Corporate	—	—	—	(136.1)
	$5,811.4	$(674.8)	$5,136.6	$1,410.9

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Environmental Services segment is the combination of the Liquid Waste segment and the soil remediation division, previously included in GFL's Infrastructure and Soil Remediation segment.

	December 31, 2022	December 31, 2021(1)
Adjusted EBITDA	$1,720.8	$1,410.9
Less:
Depreciation and amortization	1,003.9	911.9
Amortization of intangible assets	515.6	457.6
Interest and other finance costs	489.3	432.5
Income tax recovery	(176.1)	(109.2)
Loss on foreign exchange	217.7	16.2
Loss on sale of property and equipment	4.7	2.2
Mark-to-market (gain) loss on Purchase Contracts	(266.8)	349.6
Share of net income of investments accounted for using the equity method	(20.7)	—
Share-based payments	53.3	41.1
Gain on divestiture	(4.9)	(153.3)
Transaction costs	55.0	64.2
Acquisition, rebranding and other integration costs	25.8	25.1
Impairment and other	7.2	—
Net loss from continuing operations	$(183.2)	$(627.0)

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.

	December 31, 2022	December 31, 2021(1)
Solid Waste
Canada	$2,079.6	$1,934.7
USA	6,046.2	5,328.8
Environmental Services(2)	896.3	872.2
	$9,022.1	$8,135.7
GFL Infrastructure	—	177.3
	$9,022.1	$8,313.0

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Environmental Services segment is the combination of the Liquid Waste segment and the soil remediation division, previously included in GFL’s Infrastructure and Soil Remediation segment.

Schedule of geographical information

	Revenue		Non-current assets
	December 31, 2022	December 31, 2021(1)	December 31, 2022	December 31, 2021(2)
Canada	$2,676.9	$1,961.8	$6,236.8	$6,168.2
USA	4,084.4	3,174.8	12,147.7	10,732.6
	$6,761.3	$5,136.6	$18,384.5	$16,900.8

(1)	Comparative figures have been re-presented, refer to Note 2 and Note 25.
(2)	Comparative figures have been re-presented, refer to Note 2 and Note 11.